Consolidated Condensed Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 664,231	$ 1,697,777
Prepaid expense and other current assets	62,500	2,160
Prepaid insurance - current portion	150,048	249,840
Total current assets	876,779	1,949,777
Long-term prepaid insurance		25,128
Marketable securities held in Trust Account	196,513,558	192,449,291
TOTAL ASSETS	197,390,337	194,424,196
Current liabilities
Accounts payable and accrued expenses	2,522,262	119,706
Total current liabilities	2,628,819	187,515
Deferred underwriting fee	5,520,000	5,520,000
TOTAL LIABILITIES	8,148,819	5,707,515
Commitments (Note 6)
SHAREHOLDERS’ DEFICIT
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding as of June 30, 2025 and December 31, 2024
Additional paid-in capital
Accumulated deficit	(7,272,551)	(3,733,121)
TOTAL SHAREHOLDERS’ DEFICIT	(7,272,040)	(3,732,610)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	197,390,337	194,424,196
Class A Ordinary Shares
Current liabilities
Class A ordinary shares subject to possible redemption, 18,400,000 shares at redemption value of $10.68 and $10.46 per share as of June 30, 2025 and December 31, 2024, respectively	196,513,558	192,449,291
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	51	51
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	460	460
Related Party
Current liabilities
Due to related party	$ 106,557	$ 67,809